LONG-TERM INVESTMENTS - Additional information (Details) - CNY (¥) ¥ in Thousands	1 Months Ended		6 Months Ended
	Jan. 31, 2018	Oct. 31, 2015	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Schedule of Investments and Cost Method Investments [Line Items]
Impairment of equity investments without readily determinable fair values					¥ 4,000
A company providing mechanic training
Schedule of Investments and Cost Method Investments [Line Items]
Payment to acquire cost method investment		¥ 12,000
Equity investment , cost method percentage		2.86%
Impairment of equity investments without readily determinable fair values			¥ 0	¥ 0
Other equity investments without readily determinable fair values
Schedule of Investments and Cost Method Investments [Line Items]
Impairment of equity investments without readily determinable fair values			0	0
A company providing Internet product solutions
Schedule of Investments and Cost Method Investments [Line Items]
Equity investment percentage	20.00%
Impairment of equity investments without readily determinable fair values			¥ 0	¥ 0
Payment to acquire investment	¥ 14,000